Form N-1A Supplement	Jun. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Tax Managed Small/Mid Cap Fund
(the “Tax Managed Small/Mid Cap Fund”)
Supplement dated November 26, 2025
to the Prospectus dated October 27, 2025
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the Tax Managed Small/Mid Cap Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), Goldman Sachs Asset Management, L.P. (“GSAM”) and the Trust to be effective on or around December 1, 2025 (the “Effective Date”).

Accordingly, as of the Effective Date, all references and information related to GSAM, with respect to the Tax Managed Small/Mid Cap Fund, in the Prospectus are hereby deleted in their entirety.
B.
Additionally, the Board of Trustees of the Trust has approved an investment sub‑advisory agreement among the Adviser, Westfield Capital Management Company, L.P. (“Westfield”), and the Trust, pursuant to which Westfield will serve as a sub‑adviser to an allocated portion of the Tax Managed Small/Mid Cap Fund effective on or around the Effective Date. This change is not expected to have a material effect on the Tax Managed Small/Mid Cap Fund’s investment objective or principal investment strategies. AllianceBernstein L.P., Allspring Global Investments, LLC, J.P. Morgan Investment Management Inc., Neuberger Berman Investment Advisers LLC, and Parametric Portfolio Associates LLC will continue to be sub‑advisers to the Tax Managed Small/Mid Cap Fund.

Accordingly, as of the Effective Date, the Prospectus is hereby supplemented and revised as follows:
1.	The sub‑section entitled “Fees and Expenses of the Fund” under the section entitled “Summary Section – Bridge Builder Tax Managed Small/Mid Cap Fund” is hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as annual program or administrative fees for participating in an Edward D. Jones & Co., L.P. (“Edward Jones”) sponsored investment advisory program (an “Advisory Program”), which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.64	%

Distribution and Service (12b‑1) Fees	None

Other Expenses(2)	0.03	%

Total Annual Fund Operating Expenses	0.67	%

Less Waivers(1)	(0.25)	%

Net Annual Fund Operating Expenses	0.42	%
(1)
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2026, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub‑advisers (i.e., the Adviser does not receive any management fees from the Fund as a result of its waivers). This contractual agreement may not be terminated by the Adviser without the consent of the Board of Trustees (the “Board”)

of Bridge Builder Trust (the “Trust”), except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ending October 28, 2026, if written notice is provided to the Trust by or before a date agreed to by the Board. Such waivers are not subject to reimbursement by the Fund.

(2)	Other Expenses have been restated to reflect expenses expected to be incurred for the current fiscal year. Other Expenses include acquired fund fees and expenses less than 0.01%.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive fees until October 28, 2026). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$43	$189	$348	$811
2.
The sixth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Tax Managed Small/Mid Cap Fund” is hereby deleted and replaced with the following:

In connection with the construction of the Fund’s portfolio, the Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: AllianceBernstein L.P. (“AllianceBernstein”), Allspring Global Investments, LLC (“Allspring”), J.P. Morgan Investment Management Inc. (“JPMIM”), Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), Parametric, and Westfield Capital Management Company, L.P. (“Westfield”). The Adviser may adjust the weighting of Fund assets allocated to each Sub‑adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser.
3.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Tax Managed Small/Mid Cap Fund”:
Westfield’s Principal Investment Strategies
Westfield employs a fundamental, bottom‑up research approach, which seeks to identify reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk, Westfield generally favors stocks that, in the judgment of Westfield, have: (i) sizeable management ownership; (ii) strong financial conditions; (iii) sufficient cash flow to fund growth internally; and (iv) strong pricing power. Westfield also considers factors such as earnings growth forecasts, price target estimates, total return potential, and business developments. Stocks may be sold when Westfield believes that the stocks no longer represent attractive investment opportunities, based on the factors described above.
Under normal circumstances, Westfield recommends investments in equity securities of small‑mid capitalization companies. Westfield defines small‑mid capitalization companies as companies whose market capitalizations at the time of initial purchase fall within the range of the Russell 2500® Growth Index. The market capitalization of the companies in Westfield’s model portfolio and the Russell 2500® Growth Index changes over time and Westfield will continue to recommend that a position in a company continue to be held or added to after its market capitalization has moved outside the range of the Russell 2500® Growth Index. As of October 31, 2025, the market capitalizations of the companies in the Russell 2500® Growth Index ranged from $23 million to $40 billion. Although Westfield recommends investments primarily in publicly traded U.S. securities, it may also recommend investments in foreign securities.

Bridge Builder Tax Managed Small/Mid Cap Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BRIDGE BUILDER TRUST
Bridge Builder Tax Managed Small/Mid Cap Fund
(the “Tax Managed Small/Mid Cap Fund”)
Supplement dated November 26, 2025
to the Prospectus dated October 27, 2025
This supplement provides new and additional information beyond that contained in the
Prospectus and should be read in conjunction with the Prospectus.
A.
The Board of Trustees of the Bridge Builder Trust (“Trust”), on behalf of the Tax Managed Small/Mid Cap Fund, has approved the termination of the investment sub‑advisory agreement among Olive Street Investment Advisers, LLC (the “Adviser”), Goldman Sachs Asset Management, L.P. (“GSAM”) and the Trust to be effective on or around December 1, 2025 (the “Effective Date”).

Accordingly, as of the Effective Date, all references and information related to GSAM, with respect to the Tax Managed Small/Mid Cap Fund, in the Prospectus are hereby deleted in their entirety.
B.
Additionally, the Board of Trustees of the Trust has approved an investment sub‑advisory agreement among the Adviser, Westfield Capital Management Company, L.P. (“Westfield”), and the Trust, pursuant to which Westfield will serve as a sub‑adviser to an allocated portion of the Tax Managed Small/Mid Cap Fund effective on or around the Effective Date. This change is not expected to have a material effect on the Tax Managed Small/Mid Cap Fund’s investment objective or principal investment strategies. AllianceBernstein L.P., Allspring Global Investments, LLC, J.P. Morgan Investment Management Inc., Neuberger Berman Investment Advisers LLC, and Parametric Portfolio Associates LLC will continue to be sub‑advisers to the Tax Managed Small/Mid Cap Fund.

Accordingly, as of the Effective Date, the Prospectus is hereby supplemented and revised as follows:
1.	The sub‑section entitled “Fees and Expenses of the Fund” under the section entitled “Summary Section – Bridge Builder Tax Managed Small/Mid Cap Fund” is hereby deleted and replaced with the following:
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as annual program or administrative fees for participating in an Edward D. Jones & Co., L.P. (“Edward Jones”) sponsored investment advisory program (an “Advisory Program”), which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees(1)	0.64	%

Distribution and Service (12b‑1) Fees	None

Other Expenses(2)	0.03	%

Total Annual Fund Operating Expenses	0.67	%

Less Waivers(1)	(0.25)	%

Net Annual Fund Operating Expenses	0.42	%
(1)
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2026, to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub‑advisers (i.e., the Adviser does not receive any management fees from the Fund as a result of its waivers). This contractual agreement may not be terminated by the Adviser without the consent of the Board of Trustees (the “Board”)

of Bridge Builder Trust (the “Trust”), except that the Adviser may terminate the agreement upon written notice to the Trust, effective as of the end of the expense limitation period ending October 28, 2026, if written notice is provided to the Trust by or before a date agreed to by the Board. Such waivers are not subject to reimbursement by the Fund.

(2)	Other Expenses have been restated to reflect expenses expected to be incurred for the current fiscal year. Other Expenses include acquired fund fees and expenses less than 0.01%.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive fees until October 28, 2026). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$43	$189	$348	$811
2.
The sixth paragraph under the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Tax Managed Small/Mid Cap Fund” is hereby deleted and replaced with the following:

In connection with the construction of the Fund’s portfolio, the Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: AllianceBernstein L.P. (“AllianceBernstein”), Allspring Global Investments, LLC (“Allspring”), J.P. Morgan Investment Management Inc. (“JPMIM”), Neuberger Berman Investment Advisers LLC (“Neuberger Berman”), Parametric, and Westfield Capital Management Company, L.P. (“Westfield”). The Adviser may adjust the weighting of Fund assets allocated to each Sub‑adviser’s model at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser.
3.	The following paragraph is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Tax Managed Small/Mid Cap Fund”:
Westfield’s Principal Investment Strategies
Westfield employs a fundamental, bottom‑up research approach, which seeks to identify reasonably priced stocks with high earnings potential. In order to seek the highest returns with the least degree of risk, Westfield generally favors stocks that, in the judgment of Westfield, have: (i) sizeable management ownership; (ii) strong financial conditions; (iii) sufficient cash flow to fund growth internally; and (iv) strong pricing power. Westfield also considers factors such as earnings growth forecasts, price target estimates, total return potential, and business developments. Stocks may be sold when Westfield believes that the stocks no longer represent attractive investment opportunities, based on the factors described above.
Under normal circumstances, Westfield recommends investments in equity securities of small‑mid capitalization companies. Westfield defines small‑mid capitalization companies as companies whose market capitalizations at the time of initial purchase fall within the range of the Russell 2500® Growth Index. The market capitalization of the companies in Westfield’s model portfolio and the Russell 2500® Growth Index changes over time and Westfield will continue to recommend that a position in a company continue to be held or added to after its market capitalization has moved outside the range of the Russell 2500® Growth Index. As of October 31, 2025, the market capitalizations of the companies in the Russell 2500® Growth Index ranged from $23 million to $40 billion. Although Westfield recommends investments primarily in publicly traded U.S. securities, it may also recommend investments in foreign securities.